INCOME TAXES - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax provision (benefit) from federal statutory rate	$ 5,356	$ (2,190)
Tax on income not subject to entity level federal income tax	1,074	1,897
State income taxes, net of federal tax effect	(817)	(280)
Warrant liability fair value change	(3,804)	1,856
Permanent adjustments - Tax Receivable Agreement	(3,211)	0
Other permanent adjustments	(36)	434
True-ups and other	(919)	(465)
Foreign tax credit	63	(63)
Undistributed earnings	529	823
Canadian tax expense	26	261
Valuation allowance	21,240	812
Tax credits	(190)	0
Provision for income taxes	$ 19,311	$ 3,085